UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

Daniel F. Byrne, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)
with a Copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404
Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2008

Date of reporting period:	06/30/2008

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2008 through June 30, 2008 is filed herewith.

M FUND, INC.

Brandes International Equity Fund

Turner Core Growth Fund

Frontier Capital Appreciation Fund

Business Opportunity Value Fund

Semi-Annual Report
June 30, 2008

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

Shares		Value (Note 1)
	FOREIGN COMMON STOCKS—97.5%
	Bermuda—1.4%
182,962	Tyco Electronics, Ltd.	$6,553,699
	Brazil—2.0%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	5,942,143
56,717	Contax Participacoes SA, ADR†	78,269
56,717	Tele Norte Leste Participacoes SA, ADR	1,412,820
55,600	Telecomunicacoes Brasileiras SA, SP ADR	1,109,776
1,694	Telemig Celular Participacoes SA, ADR†	100,793
35,727	Vivo Participacoes SA, ADR†,*	227,224
		8,871,025
	Canada—0.6%
349,940	Nortel Networks Corp.†,*	2,876,507
	France—10.6%
1,432,500	Alcatel-Lucent†,*	8,707,219
104,570	Carrefour SA†	5,921,399
147,600	Credit Agricole SA†	3,016,884
49,200	Credit Agricole SA 144A#	1,005,628
230,940	France Telecom SA†	6,804,097
322,600	Natixis†	3,581,385
63,000	Renault SA	5,168,635
215,527	Sanofi-Aventis†	14,400,324
		48,605,571
	Germany—5.5%
121,200	Deutsche Post AG	3,168,169
974,300	Deutsche Telekom AG, Registered	15,955,984
28,900	Hypo Real Estate Holding AG†	813,697
533,000	Infineon Technologies AG*	4,641,410
63,000	Infineon Technologies AG 144A#,*	548,609
		25,127,869
	Italy—5.1%
1,136,480	Intesa Sanpaolo SpA	6,491,825
2,682,238	Telecom Italia SpA	5,406,358
4,975,190	Telecom Italia SpA-RNC	8,069,460
1,726,900	Unipol Gruppo Finanziario SpA (Preferrence)	3,333,920
		23,301,563

Shares		Value (Note 1)
	Japan—30.6%
280,600	Aiful Corp.†	$3,250,193
169,000	Akita Bank, Ltd. (The)	763,914
520,000	Chuo Mitsui Trust Holdings, Inc.	3,094,830
220,000	Dai Nippon Printing Co., Ltd.	3,242,302
117,238	Daiichi Sankyo Co., Ltd.	3,229,317
89,900	FUJIFILM Holdings Corp.	3,090,074
766,000	Hitachi, Ltd.	5,525,530
165,800	Millea Holdings, Inc.	6,463,999
1,595,000	Mitsubishi UFJ Financial Group, Inc.	14,134,052
327,299	Mitsui Sumitomo Insurance Group Holdings, Inc.*	11,280,858
2,272	Mizuho Financial Group, Inc.	10,612,223
3,472	Nippon Telegraph & Telephone Corp.	17,001,978
15,200	Nippon Telegraph & Telephone Corp., ADR	369,360
94,000	Ono Pharmaceutical Co., Ltd.	5,178,454
94,800	Rohm Co., Ltd.	5,454,638
298,700	Seven & I Holdings Co., Ltd.	8,523,034
387,500	Sompo Japan Insurance, Inc.	3,641,821
146,000	Sony Corp.	6,379,509
1,386	Sumitomo Mitsui Financial Group, Inc.†	10,428,609
209,000	Taisho Pharmaceutical Co., Ltd.	3,875,327
80,700	Takeda Pharmaceutical Co., Ltd.	4,103,776
238,190	Takefuji Corp.†	3,312,992
115,800	TDK Corp.	6,935,568
		139,892,358
	Mexico—1.6%
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	4,312,128
182,100	Telmex Internacional SAB de CV, Series L, ADR†,*	2,931,810
		7,243,938
	Netherlands—9.1%
654,108	Aegon NV	8,665,585
80,400	Akzo Nobel NV	5,527,609
619,332	Koninklijke Ahold NV	8,328,733
90,501	SNS Reaal 144A#	1,757,171
652,700	STMicroelectronics NV†	6,794,826
228,682	Unilever NV CVA	6,492,699
159,647	Wolters Kluwer NV	3,730,716
		41,297,339

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	New Zealand—0.4%
604,475	Telecom Corp. of New Zealand, Ltd.†	$1,641,895
	Portugal—1.7%
686,408	Portugal Telecom SGPS SA, Registered†	7,793,188
	South Korea—3.0%
260,000	Korea Electric Power Corp., SP ADR	3,777,800
223,600	KT Corp., SP ADR†	4,767,152
241,277	SK Telecom Co., Ltd., ADR	5,011,323
		13,556,275
	Spain—0.9%
158,983	Telefonica SA	4,225,914
	Sweden—2.0%
870,830	Telefonaktiebolaget LM Ericsson, Series B†	9,077,620
	Switzerland—4.3%
122,300	Novartis AG, Registered	6,741,842
100,300	Swiss Reinsurance, Registered	6,688,960

Shares		Value (Note 1)
	Switzerland (Continued)
19,040	Swisscom AG, Registered	$6,358,173
		19,788,975
	United Kingdom—18.7%
388,419	AstraZeneca Plc	16,562,490
965,800	Barclays Plc	5,604,430
206,957	Barclays Plc—SUB Shares	—
387,600	British Sky Broadcasting Group Plc	3,641,929
674,907	GlaxoSmithKline Plc	14,953,567
486,179	HSBC Holdings Plc	7,507,990
6,787,100	ITV Plc	6,039,451
941,200	J Sainsbury Plc	5,962,880
1,687,700	Kingfisher Plc	3,772,947
1,199,438	Marks & Spencer Group Plc	7,843,662
1,062,809	Royal Bank of Scotland Group Plc	4,548,826
649,494	Royal Bank of Scotland Group Plc 144A#	2,779,837
1,197,101	WM Morrison Supermarkets Plc	6,344,919
		85,562,928
	TOTAL FOREIGN COMMON STOCKS (Cost $499,500,759)	445,416,664

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—14.6%
$10,118,981	State Street Bank & Trust (Euro Time Deposit)	1.000%	07/01/2008	10,118,981

Shares
56,604,494	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	56,604,494
TOTAL SHORT-TERM INVESTMENTS (Cost $66,723,475)		66,723,475
TOTAL INVESTMENTS AT MARKET VALUE—112.1% (Cost $566,224,234)		512,140,139
Other Liabilities in Excess of Assets—(12.1)%		(55,331,258)
NET ASSETS—100.0%		$456,808,881

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

At June 30, 2008, industry sector diversification of the Brandes International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	19.3%
Commercial Banks	16.3%
Pharmaceuticals	15.1%
Insurance	8.8%
Food and Staples Retailing	7.7%
Electronic Equipment and Instruments	4.9%
Communications Equipment	4.5%
Semiconductors and Semiconductor Equipment	3.8%
Media	2.9%
Electric Utilities	2.1%
Multiline Retail	1.7%
Consumer Finance	1.5%
Food Products	1.4%
Household Durables	1.4%
Chemicals	1.2%
Wireless Telecommunication Services	1.2%
Automobiles	1.1%
Specialty Retail	0.8%
Air Freight and Logistics	0.7%
Commercial Services and Supplies	0.7%
Diversified Financial Services	0.4%
Short-Term Investments	14.6%
Total	112.1%

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

Shares		Value (Note 1)
	COMMON STOCKS—98.6%
	Air Freight and Logistics—0.7%
24,210	Expeditors International of Washington, Inc.†	$1,041,030
	Beverages—5.6%
8,780	Central European Distribution Corp.*	651,037
80,470	Coca-Cola Co. (The)	4,182,831
34,340	Fomento Economico Mexicano SAB de C.V., SP ADR	1,562,813
36,580	Molson Coors Brewing Co., Class B	1,987,391
		8,384,072
	Biotechnology—3.4%
19,480	Genzyme Corp.*	1,402,950
70,490	Gilead Sciences, Inc.*	3,732,445
		5,135,395
	Capital Markets—7.5%
11,570	BlackRock, Inc./New York†	2,047,890
107,320	Charles Schwab Corp. (The)	2,204,353
13,980	Goldman Sachs Group, Inc. (The)	2,445,102
31,950	Northern Trust Corp.	2,190,811
39,830	T. Rowe Price Group, Inc.†	2,249,200
		11,137,356
	Chemicals—3.7%
21,080	Monsanto Co.	2,665,355
13,130	Mosaic Co. (The)*	1,899,911
10,260	Praxair, Inc.	966,903
		5,532,169
	Communications Equipment—7.1%
178,550	Cisco Systems, Inc.*	4,153,073
112,690	Corning, Inc.	2,597,505
10	Nortel Networks Corp.†,*	82
86,100	QUALCOMM, Inc.	3,820,257
		10,570,917
	Computers and Peripherals—3.8%
25,810	Apple, Inc.*	4,321,627
86,270	EMC Corp/Massachusetts*	1,267,306
		5,588,933

Shares		Value (Note 1)
	Containers and Packaging—0.6%
19,720	Owens-Illinois, Inc.*	$822,127
	Diversified Financial Services—1.1%
14,310	IntercontinentalExchange, Inc.*	1,631,340
	Diversified Telecommunication Services—2.6%
44,200	AT&T, Inc.	1,489,098
42,990	China Netcom Group Corp. Hong Kong, Ltd., SP ADR†	2,346,824
		3,835,922
	Electrical Equipment—1.1%
6,190	First Solar, Inc.†,*	1,688,756
	Energy Equipment and Services—5.6%
47,570	Cameron International Corp.*	2,632,999
65,080	Halliburton Co.	3,453,796
46,330	Weatherford International, Ltd.*	2,297,505
		8,384,300
	Food and Staples Retailing—1.5%
55,560	CVS Caremark Corp.	2,198,509
	Food Products—1.0%
25,010	General Mills, Inc.	1,519,858
	Health Care Equipment and
	Supplies—4.5%
45,700	Baxter International, Inc	2,922,058
14,720	Becton Dickinson & Co.	1,196,736
29,240	Covidien, Ltd.	1,400,304
4,640	Intuitive Surgical, Inc.*	1,250,016
		6,769,114
	Health Care Providers and Services—0.9%
21,840	Express Scripts, Inc.*	1,369,805
	Household Durables—0.9%
2,530	NVR, Inc.†,*	1,265,202
	Independent Power Producers and Energy Traders—1.1%
195,010	Dynegy, Inc., Class A*	1,667,335

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	Industrial Conglomerates—3.6%
52,910	Textron, Inc.	$2,535,976
72,000	Tyco International, Ltd.	2,882,880
		5,418,856
	Insurance—3.2%
35,790	AFLAC, Inc.	2,247,612
50,470	Chubb Corp. (The)	2,473,535
		4,721,147
	Internet and Catalog Retail—0.7%
9,280	Priceline.com, Inc.†,*	1,071,469
	Internet Software and Services—4.8%
18,660	Akamai Technologies, Inc.†,*	649,181
52,670	eBay, Inc.*	1,439,471
7,430	Google, Inc., Class A*	3,911,301
29,830	VeriSign, Inc.†,*	1,127,574
		7,127,527
	IT Services—2.3%
38,010	Fiserv, Inc.*	1,724,514
21,310	Visa, Inc., Class A*	1,732,716
		3,457,230
	Life Sciences Tools and Services—2.0%
11,860	Charles River Laboratories International, Inc.*	758,091
9,250	Illumina, Inc.†,*	805,768
24,150	Thermo Fisher Scientific, Inc.*	1,345,879
		2,909,738
	Machinery—2.8%
8,680	Cummins, Inc.	568,713
29,290	Deere & Co.†	2,112,688
11,640	SPX Corp.	1,533,337
		4,214,738
	Media—0.6%
43,650	Discovery Holding Co., Series A*	958,554
	Multiline Retail—0.6%
23,170	Kohl's Corp.*	927,727

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels—9.2%
22,740	CONSOL Energy, Inc.	$2,555,294
52,950	Petroleo Brasileiro SA, ADR	3,750,449
25,070	Range Resources Corp.	1,643,088
48,420	Southwestern Energy Co.*	2,305,276
12,430	Williams Cos., Inc.	501,053
42,108	XTO Energy, Inc.†	2,884,819
		13,639,979
	Personal Products—0.8%
25,940	Estee Lauder Cos., Inc. (The), Class A†	1,204,913
	Pharmaceuticals—0.8%
25,940	Teva Pharmaceutical Industries, Ltd., SP ADR	1,188,052
	Road and Rail—0.9%
18,210	Union Pacific Corp.	1,374,855
	Semiconductors and Semiconductor Equipment—4.6%
133,990	Applied Materials, Inc.	2,557,869
39,780	Broadcom Corp., Class A*	1,085,596
26,810	Lam Research Corp.*	969,182
87,640	Marvell Technology Group, Ltd.*	1,547,722
19,740	Varian Semiconductor Equipment Associates, Inc.†,*	687,347
		6,847,716
	Software—0.4%
8,420	Salesforce.com, Inc.*	574,497
	Specialty Retail—2.5%
32,110	Guess?, Inc.†	1,202,519
68,860	Lowe's Cos., Inc.	1,428,845
36,050	Urban Outfitters, Inc.†,*	1,124,400
		3,755,764
	Textiles, Apparel and Luxury Goods—1.6%
50,140	Coach, Inc.*	1,448,043
16,820	Nike, Inc., Class B	1,002,640
		2,450,683

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	Thrifts and Mortgage Finance—1.2%
111,360	People's United Financial, Inc.	$1,737,216
	Wireless Telecommunication Services—3.3%
23,720	Millicom International Cellular SA	2,455,020
17,090	Mobile TeleSystems OJSC, SP ADR	1,309,265

Shares		Value (Note 1)
	Wireless Telecommunication Services (Continued)
31,830	SBA Communications Corp.*	$1,146,198
		4,910,483
	TOTAL COMMON STOCKS (Cost $138,873,168)	147,033,284

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—15.7%
$2,609,683	State Street Bank & Trust (Euro Time Deposit)	1.000%	07/01/2008	2,609,683

Shares
20,866,621	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	20,866,621
TOTAL SHORT-TERM INVESTMENTS (Cost $23,476,304)		23,476,304
TOTAL INVESTMENTS AT MARKET VALUE—114.3% (Cost $162,349,472)		170,509,588
Other Liabilities in Excess of Assets—(14.3)%		(21,376,844)
NET ASSETS—100.0%		$149,132,744

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

At June 30, 2008, industry sector diversification of the Turner Core Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	22.9%
Energy	14.8%
Financials	12.9%
Health Care	11.6%
Industrials	9.2%
Consumer Staples	8.9%
Consumer Discretionary	7.0%
Telecommunication Services	5.9%
Materials	4.3%
Utilities	1.1%
Short-Term Investments	15.7%
Total	114.3%

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

Shares		Value (Note 1)
	COMMON STOCKS—96.6%
	Aerospace & Defense—1.5%
31,450	Goodrich Corp.	$1,492,617
45,290	Orbital Sciences Corp.†,*	1,067,032
		2,559,649
	Auto Components—1.2%
41,800	Arvinmeritor, Inc.†	521,664
27,300	Autoliv, Inc.†	1,272,726
16,500	Gentex Corp.†	238,260
		2,032,650
	Biotechnology—2.5%
99,700	Alkermes, Inc.†,*	1,232,292
72,200	Cv Therapeutics, Inc.*	594,206
60,100	Genomic Health, Inc.†,*	1,150,915
70,300	Nanosphere, Inc.†,*	552,558
57,300	Progenics Pharmaceuticals, Inc.†,*	909,351
		4,439,322
	Building Products—0.2%
11,500	NCI Building Systems, Inc.†,*	422,395
	Capital Markets—1.1%
19,600	Investment Technology Group, Inc.*	655,816
28,600	Thomas Weisel Partners Group, Inc.†,*	156,442
30,000	Waddell & Reed Financial, Inc., Class A	1,050,300
		1,862,558
	Chemicals—3.1%
24,700	Albemarle Corp.†	985,777
38,200	Cabot Corp.†	928,642
99,700	Chemtura Corp.	582,248
36,500	Flotek Industries, Inc.†,*	752,630
19,000	FMC Corp.†	1,471,360
38,000	Hercules, Inc.†	643,340
		5,363,997
	Commercial Services and Supplies—3.0%
25,500	Avery Dennison Corp.†	1,120,215
24,800	Clean Harbors, Inc.†,*	1,762,288
45,000	Republic Services, Inc.†	1,336,500
37,020	Ritchie Bros. Auctioneers, Inc.	1,004,353
		5,223,356

Shares		Value (Note 1)
	Communications Equipment—4.3%
46,800	ADTRAN, Inc.	$1,115,712
40,490	Anaren, Inc.†,*	427,979
130,214	Arris Group, Inc.†,*	1,100,308
25,600	Ciena Corp.†,*	593,152
13,300	CommScope, Inc.†,*	701,841
77,700	Foundry Networks, Inc.†,*	918,414
101,500	Harmonic, Inc.†,*	965,265
44,800	Polycom, Inc.†,*	1,091,328
183,020	Sonus Networks, Inc.†,*	625,929
		7,539,928
	Computers and Peripherals—2.9%
26,042	Avid Technology, Inc.†,*	442,453
33,650	Diebold, Inc.†	1,197,267
77,700	Hutchinson Technology, Inc.†,*	1,044,288
67,200	Western Digital Corp.†,*	2,320,416
		5,004,424
	Construction and Engineering—5.0%
69,020	Chicago Bridge & Iron Co., NV	2,748,377
19,440	Fluor Corp.*	3,617,395
28,380	Jacobs Engineering Group, Inc.*	2,290,266
		8,656,038
	Containers and Packaging—3.1%
182,500	Crown Holdings, Inc.*	4,743,175
33,000	Packaging Corp. of America	709,830
		5,453,005
	Diversified Consumer Services—0.7%
46,800	Sotheby's†	1,234,116
	Diversified Financial Services—0.2%
8,400	Portfolio Recovery Associates, Inc.†,*	315,000
	Diversified Telecommunication Services—0.4%
219,631	Level 3 Communications, Inc.†,*	647,911
	Electrical Equipment—2.4%
20,800	AO Smith Corp.†	682,864
54,400	Belden, Inc.†	1,843,072

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	Electrical Equipment (Continued)
17,700	Franklin Electric Co., Inc.†	$686,406
15,400	Hubbell, Inc., Class B†	613,998
9,000	Thomas & Betts Corp.†,*	340,650
		4,166,990
	Electronic Equipment and Instruments—3.9%
39,600	Cognex Corp.†	912,780
47,600	DTS, Inc.†,*	1,490,832
117,700	Flextronics International, Ltd.*	1,106,380
27,000	Itron, Inc.†,*	2,655,450
18,000	Rogers Corp.†,*	676,620
		6,842,062
	Energy Equipment and Services—4.7%
10,000	Core Laboratories NV†,*	1,423,500
33,000	Dril-Quip, Inc.†,*	2,079,000
17,611	ENSCO International, Inc.†	1,421,912
11,300	National-Oilwell Varco, Inc.*	1,002,536
34,560	Noble Corp.	2,245,018
		8,171,966
	Food Products—0.4%
35,100	Smithfield Foods, Inc.*	697,788
	Health Care Equipment and Supplies—5.6%
74,200	Cooper Cos., Inc. (The)†	2,756,530
41,800	Cyberonics, Inc.†,*	907,060
178,700	Dexcom, Inc.†,*	1,079,348
84,300	Insulet Corp.†,*	1,326,039
121,800	RTI Biologics, Inc.*	1,065,750
35,780	STERIS Corp.	1,029,033
57,800	Wright Medical Group, Inc.†,*	1,642,098
		9,805,858
	Health Care Providers and Services—6.4%
59,800	AMN Healthcare Services, Inc.†,*	1,011,816
30,600	Cross Country Healthcare, Inc.†,*	440,946
15,480	Express Scripts, Inc.*	970,905
33,700	Healthextras, Inc.†,*	1,015,718
18,900	Magellan Health Services, Inc.*	699,867
146,800	Omnicare, Inc.†	3,849,096
17,800	Patterson Cos., Inc.†,*	523,142

Shares		Value (Note 1)
	Health Care Providers and Services (Continued)
21,100	Pediatrix Medical Group, Inc.†,*	$1,038,753
72,900	Providence Service Corp.†,*	1,538,919
		11,089,162
	Hotels, Restaurants & Leisure—0.5%
21,200	Cheesecake Factory (The)†,*	337,292
11,200	Panera Bread Co., Class A†,*	518,112
		855,404
	Industrial Conglomerates—0.3%
18,100	Carlisle Cos., Inc.†	524,900
	Insurance—0.8%
35,600	Montpelier Re Holdings, Ltd.†	525,100
45,300	OneBeacon Insurance Group, Ltd.†	795,921
		1,321,021
	Internet Software and Services—0.7%
52,300	SAVVIS, Inc.†,*	675,193
27,700	Switch & Data Facilities Co.†,*	470,623
		1,145,816
	IT Services—1.0%
23,800	Global Payments, Inc.	1,109,080
17,400	Ness Technologies, Inc.*	176,088
31,970	Perot Systems Corp., Class A†,*	479,870
		1,765,038
	Life Sciences Tools and Services—6.6%
31,344	Charles River Laboratories International, Inc.†,*	2,003,508
70,600	Helicos BioSciences Corp.†,*	331,820
29,300	ICON Plc, SP ADR†,*	2,212,736
38,600	Illumina, Inc.†,*	3,362,446
10,260	Millipore Corp.†,*	696,244
26,760	Parexel International Corp.*	704,056
43,900	Pharmaceutical Product Development, Inc.	1,883,310
22,300	Pharmanet Development Group, Inc.†,*	351,671
		11,545,791

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	Machinery—5.3%
66,600	Albany International Corp., Class A†	$1,931,400
25,400	Kadant, Inc.†,*	574,040
38,300	Kaydon Corp.†	1,969,003
45,300	Navistar International Corp.*	2,981,646
8,900	Oshkosh Truck Corp.†	184,141
30,200	Pall Corp.	1,198,336
12,000	Pentair, Inc.†	420,240
		9,258,806
	Marine—1.0%
36,100	Kirby Corp.†,*	1,732,800
	Media—0.7%
52,900	Cinemark Holdings, Inc.†	690,874
39,300	RHI Entertainment, Inc.*	510,507
		1,201,381
	Metals and Mining—2.6%
24,500	Brush Engineered Materials, Inc.†,*	598,290
21,100	Freeport-McMoran Copper & Gold, Inc.	2,472,709
85,300	Hecla Mining Co.†,*	789,878
21,600	RTI International Metals, Inc.†,*	769,392
		4,630,269
	Multiline Retail—0.5%
25,340	Dollar Tree, Inc.*	828,365
	Oil, Gas and Consumable Fuels—3.8%
33,600	Frontier Oil Corp.†	803,376
22,300	Massey Energy Co.	2,090,625
125,460	Talisman Energy, Inc.	2,776,430
41,800	World Fuel Services Corp.†	917,092
		6,587,523
	Paper and Forest Products—0.4%
40,200	Neenah Paper, Inc.†	671,742
	Personal Products—0.1%
17,900	Nu Skin Enterprises, Inc., Class A†	267,068

Shares		Value (Note 1)
	Pharmaceuticals—0.2%
17,100	Medicis Pharmaceutical Corp., Class A†	$355,338
	Real Estate Investment Trusts (REITs)—0.6%
102,100	Capitalsource, Inc., REIT†	1,131,268
	Road and Rail—2.1%
6,800	Avis Budget Group, Inc.†,*	56,916
33,400	Kansas City Southern†,*	1,469,266
37,800	Landstar System, Inc.†	2,087,316
		3,613,498
	Semiconductors and Semiconductor Equipment—11.5%
73,100	Actel Corp.†,*	1,231,735
59,800	Altera Corp.†	1,237,860
49,100	ATMI, Inc.†,*	1,370,872
21,700	Cabot Microelectronics Corp.†,*	719,355
60,700	Cree, Inc.†,*	1,384,567
62,600	Cymer, Inc.†,*	1,682,688
16,150	Cypress Semiconductor Corp.*	399,712
104,400	Entropic Communications, Inc.†,*	495,900
52,800	Fairchild Semiconductor International, Inc.*	619,344
91,720	Integrated Device Technology, Inc.*	911,697
22,000	International Rectifier Corp.*	422,400
71,500	Maxim Integrated Products, Inc.†	1,512,225
19,300	MEMC Electronic Materials, Inc.*	1,187,722
61,600	Microsemi Corp.†,*	1,551,088
304,500	Mindspeed Technologies, Inc.†,*	261,961
56,040	National Semiconductor Corp.	1,151,062
162,000	PMC-Sierra, Inc.†,*	1,239,300
23,000	Silicon Laboratories, Inc.*	830,070
196,470	Skyworks Solutions, Inc.†,*	1,939,159
		20,148,717
	Software—3.5%
104,500	Amdocs, Ltd.*	3,074,390
29,500	Commvault Systems, Inc.†,*	490,880
63,900	Macrovision Solutions Corp.†,*	955,944
33,700	Manhattan Associates, Inc.†,*	799,701
136,900	TiVo, Inc.†,*	844,673
		6,165,588

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	Specialty Retail—0.2%
81,940	Chico's FAS, Inc.†,*	$440,018
	Textiles, Apparel and Luxury Goods—0.1%
25,400	Quiksilver, Inc.*	249,428
	Trading Companies and Distributors—0.9%
36,300	Watsco, Inc.†	1,517,340

Shares		Value (Note 1)
	Wireless Telecommunication Services—0.6%
22,700	NII Holdings, Inc., Class B†,*	$1,078,023
	TOTAL COMMON STOCKS (Cost $133,687,272)	168,563,317

Expiration Date
RIGHTS—0.0%
9,800	Veritas Software Corp.* (Cost $0)	N/A	0

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—33.3%
$8,058,837	State Street Bank & Trust (Euro Time Deposit)	1.000%	07/01/2008	8,058,837

Shares
49,945,667	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	49,945,667
TOTAL SHORT-TERM INVESTMENTS (Cost $58,004,504)		58,004,504
TOTAL INVESTMENTS AT MARKET VALUE—129.9% (Cost $191,691,776)		226,567,821
Other Liabilities in Excess of Assets—(29.9)%		(52,154,681)
NET ASSETS—100.0%		$174,413,140

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

At June 30, 2008, industry sector diversification of the Frontier Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.9%
Industrials	21.6%
Health Care	21.3%
Materials	9.2%
Energy	8.5%
Consumer Discretionary	3.9%
Financials	2.7%
Telecommunication Services	1.0%
Consumer Staples	0.5%
Short-Term Investments	33.3%
Total	129.9%

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2008

Shares		Value (Note 1)
	COMMON STOCKS—93.1%
	Aerospace & Defense—16.0%
18,330	Boeing Co.	$1,204,648
25,840	General Dynamics Corp.†	2,175,728
35,570	Lockheed Martin Corp.	3,509,336
37,180	Northrop Grumman Corp.	2,487,342
17,350	Precision Castparts Corp.	1,672,019
53,750	Raytheon Co.†	3,025,050
		14,074,123
	Biotechnology—6.9%
25,640	Amgen, Inc.*	1,209,182
43,975	Biogen Idec, Inc.*	2,457,763
33,720	Genzyme Corp.*	2,428,515
		6,095,460
	Capital Markets—4.3%
10,960	Franklin Resources, Inc.†	1,004,484
16,000	Goldman Sachs Group, Inc. (The)	2,798,400
		3,802,884
	Chemicals—0.8%
7,700	Praxair, Inc.	725,648
	Commercial Banks—3.0%
57,700	U.S. Bancorp†	1,609,253
44,680	Wells Fargo & Co.	1,061,150
		2,670,403
	Communications Equipment—1.8%
66,540	Cisco Systems, Inc.*	1,547,720
	Computers and Peripherals—4.9%
65,340	Hewlett-Packard Co.	2,888,681
12,290	International Business Machines Corp.	1,456,734
		4,345,415
	Construction and Engineering—1.2%
14,880	Foster Wheeler, Ltd.*	1,088,472
	Diversified Financial Services—2.2%
56,100	JPMorgan Chase & Co.†	1,924,791

Shares		Value (Note 1)
	Diversified Telecommunication Services—1.3%
35,240	AT&T, Inc.	$1,187,236
	Electrical Equipment—1.2%
36,770	ABB, Ltd., SP ADR*	1,041,326
	Electronic Equipment and Instruments—3.5%
60,090	Agilent Technologies, Inc.*	2,135,599
26,260	Tyco Electronics, Ltd.	940,633
		3,076,232
	Energy Equipment and Services—7.5%
45,340	Halliburton Co.	2,406,194
30,170	National-Oilwell Varco, Inc.*	2,676,682
9,720	Transocean, Inc.*	1,481,231
		6,564,107
	Food and Staples Retailing—2.9%
34,900	Kroger Co. (The)†	1,007,563
53,360	Safeway, Inc.†	1,523,428
		2,530,991
	Health Care Equipment and Supplies—2.9%
14,710	Baxter International, Inc.	940,558
34,100	Covidien, Ltd.	1,633,049
		2,573,607
	Hotels, Restaurants & Leisure—0.8%
17,660	Starwood Hotels & Resorts Worldwide, Inc.†	707,636
	Industrial Conglomerates—1.2%
27,240	Tyco International, Ltd.†	1,090,690
	Machinery—2.4%
28,720	Deere & Co.†	2,071,574
	Media—5.1%
49,340	DIRECTV Group, Inc. (The)†,*	1,278,399
133,950	Liberty Media Corp.— Entertainment, Series A*	3,245,609
		4,524,008

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

Shares		Value (Note 1)
	Metals and Mining—3.0%
19,380	BHP Billiton, Ltd., SP ADR	$1,650,982
8,190	Freeport-McMoran Copper & Gold, Inc.	959,786
		2,610,768
	Multiline Retail—1.4%
26,580	Target Corp.	1,235,704
	Oil, Gas and Consumable Fuels—10.8%
27,190	Chesapeake Energy Corp.†	1,793,452
23,920	Chevron Corp.	2,371,190
18,580	CONSOL Energy, Inc.†	2,087,835
22,960	Devon Energy Corp.	2,758,873
3,440	EOG Resources, Inc.†	451,328
		9,462,678

Shares		Value (Note 1)
	Pharmaceuticals—2.2%
35,820	Abbott Laboratories	$1,897,386
	Semiconductors and Semiconductor Equipment—1.3%
52,080	Intel Corp.	1,118,678
	Specialty Retail—1.1%
31,360	TJX Cos., Inc.†	986,899
	Wireless Telecommunication Services—3.4%
44,180	China Mobile, Ltd., SP ADR	2,957,851
	TOTAL COMMON STOCKS (Cost $80,886,724)	81,912,287

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—25.7%
$6,179,304	State Street Bank & Trust (Euro Time Deposit)	1.000%	07/01/2008	6,179,304

Shares
16,453,575	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	16,453,575
TOTAL SHORT-TERM INVESTMENTS (Cost $22,632,879)		22,632,879
TOTAL INVESTMENTS AT MARKET VALUE—118.8% (Cost $103,519,603)		104,545,166
Other Liabilities in Excess of Assets—(18.8)%		(16,545,382)
NET ASSETS—100.0%		$87,999,784

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2008

At June 30, 2008, industry sector diversification of the Business Opportunity Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	22.0%
Energy	18.2%
Health Care	12.0%
Information Technology	11.5%
Financials	9.5%
Consumer Discretionary	8.5%
Telecommunication Services	4.7%
Materials	3.8%
Consumer Staples	2.9%
Short-Term Investments	25.7%
Total	118.8%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

	Brandes International Equity Fund	Turner Core Growth Fund	Frontier Capital Appreciation Fund	Business Opportunity Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Portfolio of Investments	$512,140,139	$170,509,588	$226,567,821	$104,545,166
Cash denominated in foreign currencies***	618,728	—	—	—
Receivable from:
Securities sold	—	2,351,554	151,407	1,391,300
Capital stock subscriptions	892,798	68,173	434,791	68,910
Dividends and interest	1,483,467	127,206	77,478	78,684
Prepaid expenses	25,996	8,061	8,746	3,746
Total assets	515,161,128	173,064,582	227,240,243	106,087,806
Liabilities:
Payable for:
Securities purchased	821,528	2,778,869	2,353,930	1,421,163
Capital stock redemptions	2,349	55,439	86,066	44,596
Investment Adviser, net (Note 2)	812,251	181,873	398,618	135,692
Payable upon return of securities loaned (Note 1)	56,604,494	20,866,621	49,945,667	16,453,575
M Financial Group (Note 2)	11,033	3,475	3,787	1,596
Accrued expenses and other liabilities	100,592	45,561	39,035	31,400
Total liabilities	58,352,247	23,931,838	52,827,103	18,088,022
Net assets	$456,808,881	$149,132,744	$174,413,140	$87,999,784
Net assets consist of:
Paid-in capital	$480,873,720	$147,153,042	$137,524,367	$89,989,153
Undistributed net investment income	10,926,902	367,384	37,576	249,240
Accumulated net realized gain (loss) on investments	19,065,715	(6,547,798)	1,975,194	(3,264,172)
Net unrealized appreciation (depreciation) on investments	(54,057,456)	8,160,116	34,876,003	1,025,563
Net assets	$456,808,881	$149,132,744	$174,413,140	$87,999,784
Shares outstanding#	29,679,398	9,301,917	7,585,450	8,009,608
Net asset value, offering price and redemption price per share	$15.39	$16.03	$22.99	$10.99
* Cost of investments	$566,224,234	$162,349,472	$191,691,776	$103,519,603
** Includes securities on loan with market values of	$54,062,385	$20,411,695	$48,641,924	$16,099,596
*** Cost of cash denominated in foreign currencies	$618,175	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M Fund Brandes International Equity Fund, M Fund Turner Core Growth Fund, M Fund Frontier Capital Appreciation Fund and M Fund Business Opportunity Value Fund is 400,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2008

	Brandes International Equity Fund	Turner Core Growth Fund	Frontier Capital Appreciation Fund	Business Opportunity Value Fund
Investment income:
Interest*	$523,158	$103,827	$266,960	$73,588
Dividends**	12,587,992	831,950	695,317	537,576
Total investment income	13,111,150	935,777	962,277	611,164
Expenses:
Investment Advisory fee (Note 2)	1,614,562	366,511	770,547	259,328
Custody, fund accounting, transfer agent and administration fees	420,031	144,636	96,370	69,649
Professional fees	39,799	21,397	20,972	16,259
Shareholder reporting	17,085	5,202	5,480	4,007
Directors' fees and expenses	55,575	18,405	18,655	8,137
Compliance expenses	11,033	3,475	3,787	1,596
Other	27,552	8,764	8,890	4,391
Total expenses	2,185,637	568,390	924,701	363,367
Less: Expenses reimbursable by the Adviser (Note 2)	—	—	—	(1,445)
Net operating expense	2,185,637	568,390	924,701	361,922
Net investment income	10,925,513	367,387	37,576	249,242
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	19,367,484	(6,363,993)	2,495,933	(2,596,777)
Foreign currency transactions	(301,686)	—	—	—
Net realized gain (loss)	19,065,798	(6,363,993)	2,495,933	(2,596,777)
Net change in unrealized appreciation (depreciation) on:
Investments	(110,209,519)	(23,010,819)	(13,996,329)	(3,040,215)
Foreign currency and net other assets	29,322	52	(286)	—
Net change in unrealized appreciation (depreciation)	(110,180,197)	(23,010,767)	(13,996,615)	(3,040,215)
Net realized and unrealized loss	(91,114,399)	(29,374,760)	(11,500,682)	(5,636,992)
Net decrease in net assets resulting from operations	$(80,188,886)	$(29,007,373)	$(11,463,106)	$(5,387,750)
* Including net securities lending income of:	$446,988	$73,767	$211,226	$32,986
** Net of foreign taxes withheld of:	$1,454,887	$17,467	$3,632	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund		Turner Core Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from:
Operations:
Net investment income	$10,925,513	$10,102,265	$367,387	$636,944
Net realized gain (loss) on investments	19,065,798	74,743,176	(6,363,993)	13,917,255
Net change in unrealized appreciation (depreciation) on investments	(110,180,197)	(45,593,281)	(23,010,767)	15,751,947
Net increase (decrease) in net assets resulting from operations	(80,188,886)	39,252,160	(29,007,373)	30,306,146
Distributions to shareholders:
From net investment income	—	(11,122,472)	(28,378)	(610,418)
From net realized capital gains	(10,920,759)	(74,298,220)	(3,874,589)	(12,068,398)
Total distributions to shareholders	(10,920,759)	(85,420,692)	(3,902,967)	(12,678,816)
Fund share transactions (Note 4):
Proceeds from shares sold	63,413,812	93,616,039	43,896,322	36,292,870
Net asset value of shares issued on reinvestment of distributions	10,920,759	85,420,692	3,902,967	12,678,816
Cost of shares repurchased	(76,076,821)	(77,601,662)	(38,894,919)	(25,506,278)
Net increase (decrease) in net assets resulting from Fund share transactions	(1,742,250)	101,435,069	8,904,370	23,465,408
Total change in net assets	(92,851,895)	55,266,537	(24,005,970)	41,092,738
Net Assets:
Beginning of period	549,660,776	494,394,239	173,138,714	132,045,976
End of period*	$456,808,881	$549,660,776	$149,132,744	$173,138,714
* Including undistributed net investment income of:	$10,926,902	$1,389	$367,384	$28,375

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Frontier Capital Appreciation Fund		Business Opportunity Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$37,576	$(610,123)	$249,242	$550,738
Net realized gain (loss) on investments	2,495,933	18,380,933	(2,596,777)	7,010,368
Net change in unrealized appreciation (depreciation) on investments	(13,996,615)	3,209,868	(3,040,215)	(3,777,062)
Net increase (decrease) in net assets resulting from operations	(11,463,106)	20,980,678	(5,387,750)	3,784,044
Distributions to shareholders:
From net investment income	—	—	(38,406)	(515,322)
From net realized capital gains	(1,959,351)	(16,927,795)	(2,634,420)	(6,316,981)
Total distributions to shareholders	(1,959,351)	(16,927,795)	(2,672,826)	(6,832,303)
Fund share transactions (Note 4):
Proceeds from shares sold	20,120,571	61,295,714	21,152,230	17,447,498
Net asset value of shares issued on reinvestment of distributions	1,959,351	16,927,795	2,672,826	6,832,303
Cost of shares repurchased	(22,643,884)	(68,998,926)	(7,669,520)	(14,068,585)
Net increase (decrease) in net assets resulting from Fund share transactions	(563,962)	9,224,583	16,155,536	10,211,216
Total change in net assets	(13,986,419)	13,277,466	8,094,960	7,162,957
Net Assets:
Beginning of period	188,399,559	175,122,093	79,904,824	72,741,867
End of period*	$174,413,140	$188,399,559	$87,999,784	$79,904,824
* Including undistributed net investment income of:	$37,576	$—	$249,240	$38,404

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Brandes International Equity Fund
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net asset value, beginning of period	$18.45		$20.15	$17.52	$17.00	$14.56	$9.97
Income from investment operations:
Net investment income	0.40		0.41	0.26	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	(3.08)		1.21	4.32	1.52	3.30	4.60
Total from investment operations	(2.68)		1.62	4.58	1.76	3.49	4.72
Less distributions to shareholders:
From net investment income	—		(0.43)	(0.27)	(0.25)	(0.18)	(0.13)
From net realized capital gains	(0.38)		(2.89)	(1.68)	(0.99)	(0.87)	—
Total distributions	(0.38)		(3.32)	(1.95)	(1.24)	(1.05)	(0.13)
Net asset value, end of period	$15.39		$18.45	$20.15	$17.52	$17.00	$14.56
Total Return	(14.57	)%*	8.01%	26.78%	10.55%	24.00%	47.43%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$456,809		$549,661	$494,394	$323,942	$274,756	$186,238
Net expenses to average daily net assets	0.91	%**	0.87%	0.88%	0.92%	0.92%	0.97%
Net investment income to average daily net assets	4.55	%**	1.86%	1.52%	1.42%	1.40%	1.15%
Portfolio turnover rate	15	%*	32%	22%	27%	27%	26%

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Turner Core Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net asset value, beginning of period	$19.52		$17.22	$16.60	$14.63	$13.19	$9.82
Income from investment operations:
Net investment income	0.04		0.08	0.12 #	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments	(3.10)		3.75	1.30	1.98	1.44	3.37
Total from investment operations	(3.06)		3.83	1.42	2.04	1.48	3.40
Less distributions to shareholders:
From net investment income	(0.00	)†	(0.07)	(0.11)	(0.07)	(0.04)	(0.03)
From net realized capital gains	(0.43)		(1.46)	(0.69)	—	—	—
Total distributions	(0.43)		(1.53)	(0.80)	(0.07)	(0.04)	(0.03)
Net asset value, end of period	$16.03		$19.52	$17.22	$16.60	$14.63	$13.19
Total Return	(15.67	)%*	22.43%	8.52%	13.92%	11.19%	34.58%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$149,133		$173,139	$132,046	$142,169	$117,570	$96,241
Net expenses to average daily net assets	0.70	%**	0.63%	0.65%	0.68%	0.66%	0.70%
Net investment income to average daily net assets	0.45	%**	0.43%	0.61%	0.45%	0.28%	0.25%
Portfolio turnover rate	122	%*	137%	138%	149%	158%	168%
Without the reimbursement of expenses by the Adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	N/A		N/A	N/A	N/A	N/A	0.72%
Net investment income	N/A		N/A	N/A	N/A	N/A	0.23%

#  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Frontier Capital Appreciation Fund
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net asset value, beginning of period	$24.74		$24.26	$22.95	$21.56	$19.72	$12.65
Income from investment operations:
Net investment income	0.01		(0.09)	(0.03)#	(0.12)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.50)		3.01	3.77	3.39	1.93	7.16
Total from investment operations	(1.49)		2.92	3.74	3.27	1.84	7.07
Less distributions to shareholders:
From net realized capital gains	(0.26)		(2.44)	(2.43)	(1.88)	—	—
Total distributions	(0.26)		(2.44)	(2.43)	(1.88)	—	—
Net asset value, end of period	$22.99		$24.74	$24.26	$22.95	$21.56	$19.72
Total Return	(6.02	)%*	11.96%	16.30%	15.13%	9.33%	55.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$174,413		$188,400	$175,122	$147,352	$170,092	$136,225
Net expenses to average daily net assets	1.08	%**	1.06%	1.08%	1.11%	1.09%	1.11%
Net investment income (loss) to average daily net assets	0.04	%**	(0.33)%	(0.12)%	(0.55)%	(0.49)%	(0.63)%
Portfolio turnover rate	12	%*	35%	30%	29%	44%	39%

#  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	Business Opportunity Value Fund
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Net asset value, beginning of period	$12.11		$12.55	$12.06	$12.23	$10.09	$7.83
Income from investment operations:
Net investment income	0.04		0.10	0.06	0.08	0.06	0.06
Net realized and unrealized gain (loss) on investments	(0.81)		0.59	1.51	0.87	2.22	2.26
Total from investment operations	(0.77)		0.69	1.57	0.95	2.28	2.32
Less distributions to shareholders:
From net investment income	(0.01)		(0.08)	(0.06)	(0.08)	(0.06)	(0.06)
From net realized capital gains	(0.34)		(1.05)	(1.02)	(1.04)	(0.08)	—
Total distributions	(0.35)		(1.13)	(1.08)	(1.12)	(0.14)	(0.06)
Net asset value, end of period	$10.99		$12.11	$12.55	$12.06	$12.23	$10.09
Total Return	(6.37	)%*	5.44%	13.89%	7.81%	22.60%	29.65%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$88,000		$79,905	$72,742	$52,440	$36,684	$19,182
Net expenses to average daily net assets	0.88	%**	0.87%	0.89%	0.90%	0.90%	0.90%
Net investment income to average daily net assets	0.61	%**	0.72%	0.56%	0.57%	0.78%	0.81%
Portfolio turnover rate	87	%*	149%	96%	111%	85%	67%
Without the reimbursement of expenses by the Adviser, the ratios of net expenses and net investment income to average net assets would have been:
Expenses	0.88	%**	N/A	0.94%	1.01%	1.27%	1.53%
Net investment income	0.61	%**	N/A	0.51%	0.68%	0.41%	0.18%

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2008, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Holdings Incorporated ("M Financial Group") issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

Brandes International Equity Fund's investment objective is long-term capital appreciation with a strategy of investing mainly in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. Turner Core Growth Fund seeks long-term capital appreciation with a strategy of investing mainly in common stocks of U.S. companies that are believed to have strong earnings growth potential. Frontier Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500 Stock Index. Business Opportunity Value Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equity securities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued at prices supplied by independent pricing agents approved by the Company's Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which there are no readily available market quotations or whose market value does not, in the Pricing Committee's opinion, reflect the value of a security, are valued at fair value using methods determined in good faith by the Pricing Committee of the Company's Board of Directors, including, without limitation: fundamental analytical data relating to the investment in the portfolio security; financial statements of the issuer; cost at date of purchase; size of holding; special reports prepared by analysts; information as to any transactions or offers with respect to the portfolio security or asset; existence of merger proposals or tender offers affecting the portfolio security; price and extent of public trading in similar securities of the issuer or compatible companies; significant fluctuations in domestic or foreign stock or bond markets or other significant changes affecting U.S. or foreign markets; and other relevant matters.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments carried at value:

Investments in Securities

	Level 1— Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Brandes International Equity Fund	$445,416,664	$66,723,475	—	$512,140,139
Turner Core Growth Fund	147,033,284	23,476,304	—	170,509,588
Frontier Capital Appreciation Fund	168,563,317	58,004,504	—	226,567,821
Business Opportunity Value Fund	81,912,287	22,632,879	—	104,545,166

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

inceptions of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any additional collateral is delivered to the Fund the next day.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers that are deemed to be of good financial standing. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is the source of the Fund's securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At June 30, 2008, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
Brandes International Equity Fund	$54,062,385	$56,604,494
Turner Core Growth Fund	20,411,695	20,866,621
Frontier Capital Appreciation Fund	48,641,924	49,945,667
Business Opportunity Value Fund	16,099,596	16,453,575

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds are subject to the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2008, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2008, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
Brandes International Equity Fund	1.10% of the first $10 million

0.95% of the next $10 million

0.75% of the next $30 million

0.65% on amounts above $50 million

Turner Core Growth Fund	0.45%

Frontier Capital Appreciation Fund	0.90%

Business Opportunity Value Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% of the next $100 million

0.50% on amounts above $200 million

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective through April 30, 2009.

The Adviser has engaged Brandes Investment Partners, L.P., Turner Investment Partners, Inc., Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day-to-day portfolio management for Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
Brandes International Equity Fund	0.95% on the first $10 million

0.80% on the next $10 million

0.60% on the next $30 million

0.50% on the amounts above $50 million

Turner Core Growth Fund	0.30%

Frontier Capital Appreciation Fund	0.75%

Business Opportunity Value Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the next $100 million

0.35% on the amounts above $200 million

The fund sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

During the six months ended June 30, 2008, the Directors of the Company received the following compensation from the Company:

Name of Person Position	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of the Company's Expenses	Total Estimated Annual Benefits upon Retirement	Compensation from the Company and Fund Complex Paid to Directors
Peter W. Mullin Director	$—	$—	$—	$—
Gerald Bidwell Director	$16,000	$—	$—	$16,000
Neil E. Goldschmidt Director	$16,000	$—	$—	$16,000
Kenneth A. Drucker Director	$16,000	$—	$—	$16,000
Philip W. Halpern Director and Chairman of the Board	$21,000	$—	$—	$21,000
Allan S. Bufferd Director and Audit Committee Chairman	$21,000	$—	$—	$21,000

*  Mr. Mullin owns or controls 28.90% of M Financial Holdings Incorporated, which controls the Adviser and is an "Interested Person" for purposes of the 1940 Act.

The Company pays no compensation to its officers, other than the Chief Compliance Officer, or to its directors who are interested directors. The Company paid each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive and additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
Brandes International Equity Fund	$69,925,865	$82,475,016
Turner Core Growth Fund	200,515,860	194,874,491
Frontier Capital Appreciation Fund	23,974,991	20,201,626
Business Opportunity Value Fund	81,101,720	67,860,091

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	Brandes International Equity Fund		Turner Core Growth Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Shares sold	3,818,495	4,491,295	2,565,821	1,940,563
Shares repurchased	(4,628,455)	(3,764,716)	(2,378,605)	(1,388,542)
Distributions reinvested	698,705	4,530,740	243,479	652,670
Net increase	(111,255)	5,257,319	430,695	1,204,691
Fund shares:
Beginning of period	29,790,653	24,533,334	8,871,222	7,666,531
End of period	29,679,398	29,790,653	9,301,917	8,871,222
	Frontier Capital Appreciation Fund		Business Opportunity Value Fund
	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Shares sold	870,348	2,354,526	1,818,557	1,346,715
Shares repurchased	(984,446)	(2,633,372)	(649,434)	(1,095,326)
Distributions reinvested	84,491	676,471	243,649	549,227
Net increase	(29,607)	397,625	1,412,772	800,616
Fund shares:
Beginning of period	7,615,057	7,217,432	6,596,836	5,796,220
End of period	7,585,450	7,615,057	8,009,608	6,596,836

5.  Financial Instruments

Brandes International Equity Fund regularly trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Foreign Currency and Foreign Investments

Brandes International Equity Fund may invest in non-U.S. dollar denominated securities or in the securities of foreign issuers and American Depository Receipts ("ADRs"). Business Opportunity Value Fund, Frontier Capital Appreciation Fund, and Turner Core Growth Fund may invest in securities of foreign issuers that are listed on United States exchanges or are represented by ADRs. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. Brandes International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at period end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

6.  Investments in Foreign Markets

At June 30, 2008, a portion of Brandes International Equity Fund's net assets consisted of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities may be subject to greater price volatility, limited and less reliable investor information for certain local tax law considerations, limited regulations of foreign securities markets, and higher rates of inflation than securities of companies based in the United States.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2008, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc. and SunLife Insurance Co. through their separate accounts, the separate accounts of insurance company subsidiaries, as well as M Financial Holdings Incorporated and M Life Insurance Co. through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

At June 30, 2008 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	M Life Insurance Co.	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.		Pruco Life Insurance Co. of Arizona
Brandes International Equity Fund	—%	1.4%	40.5%	41.0%		10.6%
Turner Core Growth Fund	3.6%	3.4%	50.8%	34.0%		2.6%
Frontier Capital Appreciation Fund	—%	2.6%	46.5%	41.8%		1.2%
Business Opportunity Value Fund	4.1%	4.4%	31.4%	49.2%		2.2%
	Percentage of Ownership
	ING-Security Life of Denver	Lincoln National Life Insurance Co.	New York Life Insurance Co.	Nationwide Financial Services, Inc.		SunLife Insurance Co.
Brandes International Equity Fund	4.7%	1.3%	0.4%	—	%(1)	—	%(1)
Turner Core Growth Fund	2.6%	2.4%	0.6%	—	%(1)	—	%(1)
Frontier Capital Appreciation Fund	5.8%	1.6%	0.3%	—	%(1)	—	%(1)
Business Opportunity Value Fund	4.9%	2.3%	1.1%	0.1%		0.1%

  (1)   Amount rounds to less than 0.005%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.  Tax information

At June 30, 2008, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
Brandes International Equity Fund	$566,224,285	$40,185,468	$(94,269,614)	$(54,084,146)
Turner Core Growth Fund	162,798,996	14,713,976	(7,003,384)	7,710,592
Frontier Capital Appreciation Fund	192,082,326	50,602,488	(16,116,993)	34,485,495
Business Opportunity Value Fund	104,901,796	4,277,968	(4,634,598)	(356,630)

9.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the risk of loss is remote.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Company") meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Company and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the Brandes International Equity Fund, Frontier Capital Appreciation Fund, Turner Core Growth Fund and Business Opportunity Value Fund (each, a "Fund" and collectively, the "Funds"), and Brandes Investment Partners, L.P. ("Brandes"), Frontier Capital Management Company, LLC ("Frontier"), Turner Investment Partners, Inc. ("Turner") and Iridian Asset Management, LLC ("Iridian"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board as well as separately in executive session.

At a meeting held on March 12, 2008, the Board approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability, nature and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser's and each Sub-Adviser's regulatory compliance history; (3) the investment performance of each Fund, the Adviser and each Sub-Adviser; (4) the advisory fees payable to the Adviser and each Sub-Adviser; (5) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from such arrangements; (6) the operating expenses of each Fund; and (7) the Adviser's and each Sub-Adviser's selection of brokers and dealers for portfolio transactions and the cost of such transactions.

The Board utilizes the services of Strategic Capital Investment Advisers, Inc. ("Strategic Capital") to help choose and evaluate each of the Company's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The consulting services offered by Strategic Capital include: (i) asset allocation/investment policy review; (ii) investment structure design; (iii) investment manager evaluation and search; (iv) performance evaluation/investment manager monitoring; (v) service provider evaluation and selection (administrative/record keeping, master trust/custody); and (vi) liquidity management evaluation and plan design.

Strategic Capital provides the Board with monthly and quarterly performance information and investment monitoring services at both the Company level and at the Fund level. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities, resources and product offerings.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 12, 2008 Board meeting.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY, NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser regularly monitors the general business activity of each Sub-Adviser and conducts an annual review of each Sub-Adviser to evaluate the Sub-Adviser's performance, organization, risks and investment decision making process.

The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with counsel. The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be appropriate.

The Board also reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds. The Board concluded that the Adviser has the necessary staff to manage the relationship with each Fund's Sub-Adviser and the capability to continue to manage each Fund. The Board concluded that each Sub-Adviser has the capability, resources and personnel necessary to continue to manage the Funds.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser. The Board also noted that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and that any violations are brought to the attention of the Company's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund as well as recent monthly returns.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Brandes International Equity Fund

The Board considered the investment performance of the Brandes International Equity Fund. The performance of the Fund for the one-, three-, five-year and since inception periods ended December 31, 2007 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the MSCI EAFE Index, for the five-year and since inception periods. The Board concluded that it was satisfied with Brandes' long-term performance.

Turner Core Growth Fund

The Board considered the investment performance of the Turner Core Growth Fund. The performance of the Fund for the one-, three-, five-, ten-year and since inception periods ended December 31, 2007 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the Russell 1000 Growth Index, for each of these periods. The Board concluded that it was satisfied with Turner's performance.

Frontier Capital Appreciation

The Board considered the investment performance of the Frontier Capital Appreciation Fund. The performance of the Fund for the one-, three-, five-, ten-year and since inception periods ended December 31, 2007 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the Russell 2500 Stock Index, for each of these periods. The Board concluded that it was satisfied with the performance of the Fund.

Business Opportunity Value Fund

The Board considered the investment performance of the Business Opportunity Value Fund. The performance of the Fund for the one-, three-, five-year and since inception periods ended December 31, 2007 was presented to the Board. The Board noted that the Fund exceeded its benchmark, the Russell 1000 Value Index, for the one-, three- and five-year periods. The Board concluded that it was satisfied with Iridian's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in each Fund's respective peer groups. The Board also considered comparative total fund expenses of each Fund compared to its respective peer group. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the profitability and fall-out benefits, if any, received by the Adviser and Sub-Advisers. The Board used this information as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER INVESTORS ARE BENEFITED

The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that as assets in the Company's portfolios increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that the current advisory agreements provide for appropriate economies of scale which benefit shareholders.

Brandes International Equity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Brandes' management fee decreases at certain breakpoints. Specifically, the Board noted that if average daily net assets in the Fund exceed $10 million, the management fee paid by the Fund will decrease from 1.10% to 0.95% of average daily net assets. If average daily net assets in the Fund exceed $20 million, the management fee paid by the Fund will decrease from 0.95% to 0.75% of average daily net assets. If average daily net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.75% to 0.65% of average net assets. The Board noted that based upon the Fund's current assets, the management fee is 0.67%, of which 0.15% is retained by the Adviser and the remainder is paid to Brandes. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that these economies of scale benefit shareholders of the Fund.

Turner Core Growth Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee paid to Turner does not decrease at breakpoints. The management fee paid by the Fund remains fixed at 0.45% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Turner. The Board noted that as the Fund's assets increase fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

Frontier Capital Appreciation Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee paid to Frontier does not decrease at breakpoints. The management fee paid by the Fund remains fixed at 0.75% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Frontier. The Board noted that as assets in the Fund increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Business Opportunity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Iridian's management fee decreases at certain breakpoints. Specifically, the Board noted that if average daily net assets in the Fund exceed $50 million, the management fee paid by the Fund will decrease from 0.65% to 0.60% of average daily net assets. If average daily net assets in the Fund exceed $100 million, the management fee paid by the Fund will decrease from 0.60% to 0.55% of average daily net assets. If average daily net assets in the Fund exceed $200 million, the management fee paid by the Fund will decrease from 0.55% to 0.50% of average net assets. The Board noted that based upon the Fund's current assets, the management fee is 0.63%, of which 0.15% is retained by the Adviser and the remainder is paid to Iridian. The Board also noted that as Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation on such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board reviewed the operating expenses of each Fund. The Board noted that in addition to the Adviser's advisory fee, each Fund is also responsible for payment of (i) sub-advisory fees; and (ii) a portion of the Company's operating expenses. The Board noted that the Adviser has contractually agreed to reimburse each Fund for expenses (other than advisory fees, brokerage or other portfolio transaction expenses for litigation, indemnification or other extraordinary expenses) to the extent that they exceed 0.25% of each Fund's annualized average daily net assets. The Board noted that the Funds have achieved economies of scale sufficient to make such subsidies unnecessary. The Board concluded that the Adviser's contractual obligation to limit operating expenses is in the best interests of shareholders. The Board concluded that the operating expenses of each Fund are fair and reasonable.

7.  THE ADVISER'S AND EACH SUB-ADVISER'S SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST OF SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Company's portfolios is handled at the Sub-Adviser level. The Board noted that the Company's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information and certifications that the soft dollar practices fall within the Section 28(e) safe harbor. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to manage the Funds. The Board further concluded that based on the compliance materials provided, the Adviser and each Sub-Adviser have in place sufficient policies and procedures to monitor conduct by its employees. Moreover, the Board found that each Fund performed well when compared to relative benchmarks. The Board also found that based on the services that the Adviser and each Sub-Adviser provide to their respective Fund pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the compensation payable to the Adviser and each Sub-Adviser was fair and equitable. In addition, the Board concluded that the Funds benefit from economies of scale due to increasing assets, decremental fee structures (for certain Funds) and operating costs being spread over a larger asset base. Finally, the Board found that brokerage fees being paid by each Fund were reasonable and that the trading practices and soft dollar usage by each Sub-Adviser were fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the management fees paid to the Adviser under the Advisory Agreement and the sub-advisory fees paid to the Sub-Advisers under the Sub-Advisory Agreements were reasonable in light of the services provided, and that it was in the best interests of the Funds and their investors to renew the Advisory Agreement and each Sub-Advisory Agreement.

M Fund, Inc.

SUPPLEMENTAL INFORMATION

The Statement of Additional Information includes additional information about the Funds' directors and is available, without charge, upon request, by calling 1-888-736-2878.

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at http://www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2008 to June 30, 2008)
Brandes International Equity Fund
Actual	$1,000.00	$854.30	0.91%	$4.20
Hypothetical (5% return before expenses)	1,000.00	1,020.34	0.91%	4.57
Turner Core Growth Fund
Actual	1,000.00	843.30	0.70%	$3.21
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52
Frontier Capital Appreciation Fund
Actual	1,000.00	939.80	1.08%	$5.21
Hypothetical (5% return before expenses)	1,000.00	1,019.49	1.08%	5.42

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2008 to June 30, 2008)
Business Opportunity Value Fund
Actual	$1,000.00	$936.30	0.88%	$4.24
Hypothetical (5% return before expenses)	1,000.00	1,020.49	0.88%	4.42

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   M Fund, Inc.

By: /s/ Daniel F. Byrne
Daniel F. Byrne
President/Principal Executive Officer

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel F. Byrne
Daniel F. Byrne
President/Principal Executive Officer

Date: August 21, 2008

By: /s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer
Date: August 21, 2008